Premiums Receivable	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Premiums Receivable
12	PREMIUMS RECEIVABLE
As at 31 December 2021, the carrying value of premiums receivable within one year was RMB 19,935 million (as at 31 December 2020: RMB 20,458 million).